Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Interest expense:
Debt	$ 49	$ 40	$ 101	$ 80
Derivative financial instruments — hedging activities	(1)		(1)	(1)
Other, net	4	5	9	10
Fair value gains on financial instruments:
Fair value (gains) losses on cash flow hedges, transfer from equity	(23)	36	(25)	23
Net foreign exchange losses (gains) on debt	23	(36)	25	(23)
Net interest expense — debt and other	52	45	109	89
Net interest expense — leases	2	2	4	4
Net interest expense — pension and other post-employment benefit plans	6	2	12	5
Interest income	(26)		(36)	(1)
Net interest expense	$ 34	$ 49	$ 89	$ 97